CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Class A and B Ordinary shares CNY (¥) shares	Treasury shares CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive loss/foreign currency translation adjustment CNY (¥)	Retained earnings CNY (¥)	Total Qudian Inc. shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2021	¥ 175,888	¥ (346,320,584)	¥ 4,017,374,973	¥ (58,997,174)	¥ 8,904,453,278	¥ 12,516,686,381	¥ 6,852,900	¥ 12,523,539,281
Beginning balance (in shares) at Dec. 31, 2021 | shares	253,734,823
Repurchase of ordinary shares		(145,866,006)				(145,866,006)		(145,866,006)
Repurchase of ordinary shares (in shares) | shares	(21,696,097)
Exercise of share options		5,231,637	(5,231,496)			141		141
Exercise of share options (in shares) | shares	207,600
Share-based compensation (Note 19)			24,053,760			24,053,760		24,053,760
Other comprehensive income				13,036,988		13,036,988		13,036,988
Net income/(loss)					(361,964,123)	(361,964,123)	(87,833)	(362,051,956)
Changes in subsidiaries' ownership					(3,234,933)	(3,234,933)	¥ (6,765,067)	(10,000,000)
Ending balance at Dec. 31, 2022	¥ 175,888	(486,954,953)	4,036,197,237	(45,960,186)	8,539,254,222	12,042,712,208		12,042,712,208
Ending balance (in shares) at Dec. 31, 2022 | shares	232,246,326
Repurchase of ordinary shares		(420,660,053)				(420,660,053)		(420,660,053)
Repurchase of ordinary shares (in shares) | shares	(31,870,360)
Exercise of share options		7,987,486	(7,987,273)			213		213
Exercise of share options (in shares) | shares	224,925
Share-based compensation (Note 19)			4,935,782			4,935,782		4,935,782
Other comprehensive income				21,829,283		21,829,283		21,829,283
Net income/(loss)					39,133,539	39,133,539		39,133,539
Ending balance at Dec. 31, 2023	¥ 175,888	(899,627,520)	4,033,145,746	(24,130,903)	8,578,387,761	11,687,950,972		11,687,950,972
Ending balance (in shares) at Dec. 31, 2023 | shares	200,600,891
Repurchase of ordinary shares		(528,393,708)				(528,393,708)		(528,393,708)
Repurchase of ordinary shares (in shares) | shares	(32,156,032)
Exercise of share options		8,735,350	(8,735,172)			178		178
Exercise of share options (in shares) | shares	244,326
Share-based compensation (Note 19)			2,257,795			2,257,795		2,257,795
Other comprehensive income				37,882,398		37,882,398		37,882,398	$ 5,189,867
Net income/(loss)					91,731,395	91,731,395		91,731,395	12,567,149
Ending balance at Dec. 31, 2024	¥ 175,888	¥ (1,419,285,878)	¥ 4,026,668,369	¥ 13,751,495	¥ 8,670,119,156	¥ 11,291,429,030		¥ 11,291,429,030	$ 1,546,919,435
Ending balance (in shares) at Dec. 31, 2024 | shares	168,689,185